Loan from Related Parties (Details) - Schedule of outstanding loans $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 2,814
Amount Outstanding, net	2,716
Pecan Ranch Development LLC One [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 237
Interest	10.00%
Amount Outstanding, net	$ 237
Due Date	Dec. 10, 2023
Balance sheet classification	Short term liabilities
Lender	Debt Fund 3 Investors LLC
Pecan Ranch Square LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 1,196
Interest	10.00%
Amount Outstanding, net	$ 1,136
Due Date	Dec. 10, 2023
Balance sheet classification	Long term liabilities
Lender	Debt Fund 3 Investors LLC
Pecan Ranch North L.LC One [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 32
Interest	10.00%
Amount Outstanding, net	$ 32
Due Date	Dec. 10, 2023
Balance sheet classification	Long term liabilities
Lender	Debt Fund 3 Investors LLC
Maple Grove Square LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 767
Interest	10.00%
Amount Outstanding, net	$ 729
Due Date	Dec. 08, 2023
Balance sheet classification	Long term liabilities
Lender	Debt Fund 3 Investors LLC
Maple grove development LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 582
Interest	10.00%
Amount Outstanding, net	$ 582
Due Date	Dec. 08, 2023
Balance sheet classification	Short term liabilities
Lender	Debt Fund 3 Investors LLC
Subsidiaries [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 2,999
Amount Outstanding, net	2,999
Subsidiaries [Member] | Maple X, Inc. [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 222
Interest	10.00%
Amount Outstanding, net	$ 222
Due Date	Dec. 10, 2023
Balance sheet classification	Long term liabilities
Lender	CityR Group Holdings LLC
Subsidiaries [Member] | Pecan Ranch West LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 1,980
Interest	10.00%
Amount Outstanding, net	$ 1,980
Due Date	Nov. 15, 2023
Balance sheet classification	Long term liabilities
Lender	CityR Group Holdings LLC
Subsidiaries [Member] | Pecan Ranch Development LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 236
Interest	10.00%
Amount Outstanding, net	$ 236
Due Date	Dec. 10, 2023
Balance sheet classification	Short term liabilities
Lender	CityR Group Holdings LLC
Subsidiaries [Member] | Pecan ranch north LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 37
Interest	10.00%
Amount Outstanding, net	$ 37
Due Date	Dec. 10, 2023
Balance sheet classification	Long term liabilities
Lender	CityR Group Holdings LLC
Subsidiaries [Member] | Maple Farms GP LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 91
Interest	10.00%
Amount Outstanding, net	$ 91
Due Date	Dec. 17, 2023
Balance sheet classification	Long term liabilities
Lender	CityR Group Holdings LLC
Subsidiaries [Member] | Maple Grove GP LLC [Member]
Loan from Related Parties (Details) - Schedule of outstanding loans [Line Items]
Loan Initial Principal	$ 433
Interest	10.00%
Amount Outstanding, net	$ 433
Due Date	Dec. 08, 2023
Balance sheet classification	Short term liabilities
Lender	CityR Group Holdings LLC